Lease Liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease Liabilities
1 4	LEASE LIABILITIES

	2021	2022
	RM	RM	USD
At January 1
Additions	-	952,191	216,284
Finance cost	-	24,768	5,626
Payment	-	(232,000)	(52,697)
At December 31	-	744,959	169,213

Future lease payment payable:
- Not later than one year	-	348,000	79,046
- More than one year to five years	-	435,000	98,807
Total future minimum lease payments	-	783,000	177,853
Less: Future finance charges	-	(38,041)	(8,640)
	-	744,959	169,213

These are office lease contracts for premises with a tenure of 3 years. The obligations under these leases are secured by the lessor's title to the leased assets. In contrast, the
Group
 also has certain leases with lease terms of 12 months
or less. The Group applies the "short-term lease" recognition exemptions for these leases.

Details of the carrying amounts of right-of-use assets recognized and the movements during the year are disclosed in Note
7
 to the financial statements.

The lease liabilities at the end of the reporting period
b
ear
 weighted average incremental borrowing rate of 4.31% (2021
:
 Nil
) per annum.

	2021	2022
	RM	RM	USD
Depreciation of right-of-use asset	-	238,048	54,071
Interest expense on lease liabilities	-	24,768	5,626
Lease expense not capitalised in lease liabilities:
-expense relating to short-term lease	237,205	257,243	58,431
Total amount recognised in profit or loss	237,205	520,059	118,128